Pioneer Floating Rate Fund

Schedule of Investments | January 31, 2021

Ticker Symbols:
Class A Class C Class Y	FLARX FLRCX FLYRX

Schedule of Investments | 1/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 93.7%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 87.9% of Net Assets*(a)
	Aerospace & Defense - 4.7%
629,832	Air Canada, Replacement Term Loan, 1.879% (LIBOR + 175 bps), 10/6/23	$622,943
845,563	American Airlines, Inc., 2017 Class B Term Loan, 2.127% (LIBOR + 200 bps), 12/15/23	789,091
2,822,619	American Airlines, Inc., 2018 Replacement Term Loan, 1.878% (LIBOR + 175 bps), 6/27/25	2,557,998
995,000	Delta Air Lines, Inc., Term Loan, 5.75% (LIBOR + 475 bps), 4/29/23	1,007,644
975,000	Grupo Aeroméxico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	993,281
973,819	Jazz Acquisition, Inc., First Lien Initial Term Loan, 4.37% (LIBOR + 425 bps), 6/19/26	927,563
390,000	JetBlue Airways Corp., Term Loan, 6.25% (LIBOR + 525 bps), 6/17/24	404,527
1,296,750	MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	1,241,638
500,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	533,889
1,688,750	Peraton Corp., First Lien Initial Term Loan, 6.25% (LIBOR + 525 bps), 4/29/24	1,688,750
260,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	273,179
600,000	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	609,000
598,282	United AirLines, Inc., Refinanced Term Loan, 1.895% (LIBOR + 175 bps), 4/1/24	588,667
2,298,407	WP CPP Holdings LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	2,217,005
	Total Aerospace & Defense	$14,455,175
	Automobile - 4.7%
1,021,303	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$1,019,005
856,264	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 7.0% (LIBOR + 600 bps), 4/12/23	843,420
562,754	Dana, Inc., 2018 New Term Loan B Advance, 2.371% (LIBOR + 225 bps), 2/27/26	560,878
188,176	Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.13% (LIBOR + 200 bps), 3/3/25	186,960
916,667	Highline Aftermarket Acquisition LLC, First Lien Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	917,813
1,339,620	IXS Holdings, Inc., Initial Term Loan, 5.25% (LIBOR + 425 bps), 3/5/27	1,348,551
1,000,000	Mavis Tire Express Services Corp., First Lien Term B-2 Loan, 5.0% (LIBOR + 400 bps), 3/20/25	1,006,667
2,341,528	Navistar, Inc., Tranche B Term Loan, 3.63% (LIBOR + 350 bps), 11/6/24	2,340,065
686,913	Superior Industries International, Inc., Replacement Term Loan, 4.121% (LIBOR + 400 bps), 5/22/24	681,761
1,970,640	Thor Industries, Inc., Initial USD Term Loan, 3.938% (LIBOR + 375 bps), 2/1/26	1,977,105
2,103,888	TI Group Automotive Systems LLC, Initial US Term Loan, 4.5% (LIBOR + 375 bps), 12/16/24	2,108,711
1,207,917	Visteon Corp., New Term Loan, 1.887% (LIBOR + 175 bps), 3/25/24	1,199,863
171,849	Wabash National Corp., Initial Term Loan, 4.0% (LIBOR + 325 bps), 9/28/27	171,849
	Total Automobile	$14,362,648
	Banking - 0.9%
987,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 3.711% (LIBOR + 350 bps), 7/24/26	$988,117
627,293	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2020 First Lien Term Loan, 2.621% (LIBOR + 250 bps), 12/20/24	629,776
1,286,558	Nouryon Finance BV (aka AkzoNobel), Initial Dollar Term Loan, 3.129% (LIBOR + 300 bps), 10/1/25	1,284,414
	Total Banking	$2,902,307
	Beverage, Food & Tobacco - 0.3%
1,031,357	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 2.121% (LIBOR + 200 bps), 5/1/26	$1,032,646
	Total Beverage, Food & Tobacco	$1,032,646
	Beverage, Food and Tobacco - 0.2%
500,000	Arterra Wines Canada, Inc. (fka 9941762 Canada, Inc.), Initial Tranche B-1 Term Loan, 4.25% (LIBOR + 350 bps), 11/24/27	$503,594
	Total Beverage, Food and Tobacco	$503,594
	Broadcasting & Entertainment - 2.1%
1,337,349	Charter Communications Operating LLC (aka CCO Safari LLC), Term B-2 Loan, 1.88% (LIBOR + 175 bps), 2/1/27	$1,337,349
487,519	Creative Artists Agency LLC, Closing Date Term Loan, 3.871% (LIBOR + 375 bps), 11/27/26	484,980
1,581,456	Gray Television, Inc., Term B-2 Loan, 2.394% (LIBOR + 225 bps), 2/7/24	1,578,689
528,021	Gray Television, Inc., Term C Loan, 2.644% (LIBOR + 250 bps), 1/2/26	528,351
1,785,783	Sinclair Television Group, Inc., Tranche B Term Loan, 2.38% (LIBOR + 225 bps), 1/3/24	1,779,979
814,688	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 2.63% (LIBOR + 250 bps), 9/30/26	814,433
	Total Broadcasting & Entertainment	$6,523,781
	Building Materials - 1.4%
1,616,578	Circor International, Inc., New Term Loan, 4.25% (LIBOR + 325 bps), 12/11/24	$1,599,065
580,699	CPG International LLC (fka CPG International, Inc.), New Term Loan, 4.75% (LIBOR + 375 bps), 5/5/24	582,272
2,219,500	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.0% (LIBOR + 400 bps), 5/1/24	2,225,049
	Total Building Materials	$4,406,386
	Buildings & Real Estate - 2.3%
992,292	C.H.I. Overhead Doors, Inc., First Lien Third Amendment Initial Term Loan, 4.5% (LIBOR + 350 bps), 7/31/25	$1,000,974
900,000	PAE, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 10/19/27	907,875
992,366	Ply Gem Midco, Inc., Initial Term Loan, 3.876% (LIBOR + 375 bps), 4/12/25	996,088
1,331,818	VICI Properties 1 LLC, Term B Loan, 1.879% (LIBOR + 175 bps), 12/20/24	1,325,714
2,920,475	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	2,871,800
	Total Buildings & Real Estate	$7,102,451
	Chemicals, Plastics & Rubber - 3.3%
554,695	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 2.004% (LIBOR + 175 bps), 6/1/24	$553,863
Principal Amount USD ($)		Value
	Chemicals, Plastics & Rubber - (continued)
1,395,425	Core & Main LP, Initial Term Loan, 3.75% (LIBOR + 275 bps), 8/1/24	$1,396,298
500,000	CPC Acquisition Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/29/27	501,875
219,450	Emerald Performance Materials LLC, Initial Term Loan, 5.0% (LIBOR + 400 bps), 8/12/25	220,410
1,750,000	Gemini HDPE LLC, 2027 Advance, 3.5% (LIBOR + 300 bps), 12/31/27	1,741,250
994,950	Hexion, Inc., USD Term Loan, 3.74% (LIBOR + 350 bps), 7/1/26	998,059
600,000(b)	Ineos US Petrochem LLC, Term Loan B, 1/21/26	602,813
357,300	Innophos Holdings, Inc., Initial Term Loan, 3.621% (LIBOR + 350 bps), 2/5/27	358,193
405,089	Pactiv Evergreen, Inc., Tranche B-1 US Term Loan, 2.871% (LIBOR + 275 bps), 2/5/23	405,704
825,000	Pactiv Evergreen, Inc., Tranche B-2 US Term Loan, 3.371% (LIBOR + 325 bps), 2/5/26	825,774
500,000	Tank Holding Corp., First Lien 2020 Incremental Term Loan, 5.75% (LIBOR + 500 bps), 3/26/26	504,166
246,875	Tank Holding Corp., First Lien 2020 Refinancing Term Loan, 3.371% (LIBOR + 325 bps/PRIME + 225 bps), 3/26/26	244,509
1,875,481	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.183% (LIBOR + 300 bps), 9/23/24	1,878,495
	Total Chemicals, Plastics & Rubber	$10,231,409
	Computers & Electronics - 2.7%
992,500	AI Convoy (Luxembourg) S.a.r.l., Facility B, 4.5% (LIBOR + 350 bps), 1/18/27	$995,136
675,113	Cornerstone OnDemand, Inc., Term Loan, 4.379% (LIBOR + 425 bps), 4/22/27	679,839
275,000	ECi Macola/MAX Holding LLC (ECI Software Solution, Inc.), First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/9/27	276,856
96,875(b)	Endurance International Group, Inc., Delayed Term Loan, 1/27/28	96,875
403,125(b)	Endurance International Group, Inc., Term Loan, 1/27/28	403,125
1,130,844	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.371% (LIBOR + 425 bps), 6/26/25	1,107,755
1,000,000	LogMeIn, Inc., First Lien Initial Term Loan, 4.881% (LIBOR + 475 bps), 8/31/27	1,000,156
900,000	Netsmart, Inc., First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/1/27	905,906
1,251,250	Pitney Bowes, Inc., Incremental Tranche B Term Loan, 5.63% (LIBOR + 550 bps), 1/7/25	1,250,208
1,500,320	Ultra Clean Holdings, Inc., Term B Loan, 4.621% (LIBOR + 450 bps), 8/27/25	1,492,819
	Total Computers & Electronics	$8,208,675
	Construction & Building - 0.9%
750,000	CP Atlas Buyer, Inc. (aka American Bath), Initial Tranche B-1 Term Loan, 5.25% (LIBOR + 450 bps), 11/23/27	$751,406
250,000	CP Atlas Buyer, Inc. (aka American Bath), Initial Tranche B-2 Term Loan, 5.25% (LIBOR + 450 bps), 11/23/27	251,537
100,000(b)	LBM Acquisition LLC, First Lien Initial Delayed Draw Term Loan, 12/17/27	100,344
450,000(b)	LBM Acquisition LLC, First Lien Initial Term Loan, 12/17/27	451,547
1,250,000	Potters Industries LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 12/14/27	1,254,687
	Total Construction & Building	$2,809,521
	Consumer Nondurables - 0.5%
1,485,000	Sunshine Luxembourg VII S.a.r.L., Facility B1, 5.0% (LIBOR + 400 bps), 10/1/26	$1,491,265
	Total Consumer Nondurables	$1,491,265
	Containers, Packaging & Glass - 1.2%
602,492	Graham Packaging Co., Inc., Initial Term Loan, 4.5% (LIBOR + 375 bps), 8/4/27	$605,672
991,179	Plastipak Holdings, Inc., Tranche B Term Loan, 2.63% (LIBOR + 250 bps), 10/14/24	992,949
1,000,000	Pregis TopCo LLC, First Lien Incremental Amendment No. 2 Term Loan, 5.0% (LIBOR + 425 bps), 7/31/26	1,007,500
994,975	Pregis TopCo LLC, First Lien Initial Term Loan, 3.871% (LIBOR + 375 bps), 7/31/26	999,016
	Total Containers, Packaging & Glass	$3,605,137
	Diversified & Conglomerate Manufacturing - 1.6%
2,895,713	Garda World Security Corp., Initial Term Loan, 4.99% (LIBOR + 475 bps), 10/30/26	$2,906,572
1,868,421	Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	1,859,079
	Total Diversified & Conglomerate Manufacturing	$4,765,651
	Diversified & Conglomerate Service - 7.1%
1,936,330	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 8/30/24	$1,945,205
1,492,462	Allied Universal Holdco LLC (fka USAGM Holdco LLC), Initial Term Loan, 4.371% (LIBOR + 425 bps), 7/10/26	1,494,950
1,000,000	Camelot US Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science), Amendment No. 2 Incremental Term Loan, 4.0% (LIBOR + 300 bps), 10/30/26	1,005,625
2,132,581	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	2,025,952
460,891	Change Healthcare Holdings LLC, Closing Date Term Loan, 3.5% (LIBOR + 250 bps), 3/1/24	462,140
1,509,023	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	1,513,739
2,266,163	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	2,150,588
2,445,557	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	2,489,117
957,190	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.25% (LIBOR + 325 bps), 6/28/24	958,386
410,614	Intrado Corp., Incremental Term B-1 Loan, 4.5% (LIBOR + 350 bps), 10/10/24	401,546
1,279,917	Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	1,260,718
977,387	Mitchell International, Inc., First Lien Initial Term Loan, 3.371% (LIBOR + 325 bps), 11/29/24	967,002
1,000,000	Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 12/16/27	1,005,312
997,442	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 2.871% (LIBOR + 275 bps), 6/27/25	998,689
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6.871% (LIBOR + 675 bps), 6/26/26	502,917
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
2,887,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$2,708,836
	Total Diversified & Conglomerate Service	$21,890,722
	Electric & Electrical - 1.1%
3,399,741	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$3,405,881
	Total Electric & Electrical	$3,405,881
	Electronics - 0.8%
2,567,547	Scientific Games International, Inc., Initial Term B-5 Loan, 2.871% (LIBOR + 275 bps), 8/14/24	$2,534,852
	Total Electronics	$2,534,852
	Entertainment & Leisure - 0.3%
746,250	Carnival Corp., Initial Advance, 8.5% (LIBOR + 750 bps), 6/30/25	$771,809
	Total Entertainment & Leisure	$771,809
	Environmental Services - 0.4%
1,173,534	GFL Environmental, Inc., 2020 Refinancing Term Loan, 3.5% (LIBOR + 300 bps), 5/30/25	$1,180,554
	Total Environmental Services	$1,180,554
	Finance - 0.8%
1,835,000	Bank of Industry, Ltd., 12/11/27	$1,820,504
500,000(b)	Citadel Securities LP, Term Loan B, 2/29/28	497,500
	Total Finance	$2,318,004
	Financial Services - 2.5%
1,852,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 3.121% (LIBOR + 300 bps), 6/15/25	$1,831,081
796,000	Cardtronics USA, Inc., Initial Term Loan, 5.0% (LIBOR + 400 bps), 6/29/27	798,985
592,677	EFS Cogen Holdings I LLC, Term Loan B Advance, 4.5% (LIBOR + 350 bps), 10/1/27	592,995
1,830,441	Everi Payments, Inc., Term B Loan, 3.75% (LIBOR + 275 bps), 5/9/24	1,832,401
2,475,651	Vistra Group Holdings (BVI) II, Ltd., First Lien 2020 Dollar Term Loan, 4.75% (LIBOR + 375 bps), 10/27/25	2,483,774
	Total Financial Services	$7,539,236
	Food and Beverage - 0.6%
1,750,000	Woof Holdings, Inc. (aka WellPet), First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/21/27	$1,760,938
	Total Food and Beverage	$1,760,938
	Forest Products - 0.9%
1,047,375	Chobani LLC, 2020 New Term Loan, 4.5% (LIBOR + 350 bps), 10/25/27	$1,053,528
1,697,365	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 5.0% (LIBOR + 400 bps), 11/3/25	1,707,266
	Total Forest Products	$2,760,794
	Healthcare - 1.0%
1,000,000	ADMI Corp. (aka Aspen Dental), Amendment No. 3 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 12/23/27	$1,010,312
1,200,000	Sotera Health Holdings LLC, First Lien Refinancing Term Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,201,500
1,000,000(b)	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Initial Term Loan, 12/15/27	1,007,812
	Total Healthcare	$3,219,624
	Healthcare & Pharmaceuticals - 4.1%
1,080,536	Alkermes, Inc., 2023 Term Loan, 2.38% (LIBOR + 225 bps), 3/27/23	$1,080,536
2,442,938	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 3.621% (LIBOR + 350 bps), 9/26/24	2,443,509
987,500	Curium BidCo S.a.r.l., Facility B, 4.004% (LIBOR + 375 bps), 7/9/26	981,328
1,745,333	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	1,739,879
2,336,533	Kindred Healthcare LLC, Closing Date Term Loan, 5.125% (LIBOR + 500 bps), 7/2/25	2,342,375
662,506	Loire UK Midco 3, Ltd., Facility B, 3.121% (LIBOR + 300 bps), 4/21/27	661,954
1,417,308	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.621% (LIBOR + 350 bps), 11/13/25	1,411,993
303,764	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.621% (LIBOR + 350 bps), 11/13/25	302,625
1,488,750	Upstream Newco, Inc., First Lien Initial Term Loan, 4.621% (LIBOR + 450 bps), 11/20/26	1,451,531
	Total Healthcare & Pharmaceuticals	$12,415,730
	Healthcare, Education & Childcare - 4.4%
633,728	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$580,917
512,746	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.0% (LIBOR + 1,100 bps), 4/24/24	240,990
754,711	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 5/10/23	752,038
750,000	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 2.877% (LIBOR + 275 bps), 11/27/25	750,803
1,187,049	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.121% (LIBOR + 300 bps), 6/2/25	1,190,982
450,000	CNT Holdings I Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 11/8/27	453,551
742,500	FC Compassus LLC, Initial Term Loan, 6.0% (LIBOR + 500 bps), 12/31/26	740,025
1,620,503	Gentiva Health Services, Inc., First LienTerm B Loan, 3.375% (LIBOR + 325 bps), 7/2/25	1,624,049
2,465,868	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	2,400,370
613,384	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.871% (LIBOR + 375 bps), 11/16/25	613,808
1,000,000	Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	1,003,750
750,000	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-2 Term Loan, 4.25% (LIBOR + 375 bps), 3/5/26	754,031
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - (continued)
909,672	Quorum Health Corp., Term Loan, 9.25% (LIBOR + 825 bps), 4/29/25	$922,937
1,481,250	U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	1,485,879
	Total Healthcare, Education & Childcare	$13,514,130
	Home Furnishings - 0.2%
500,000	Weber-Stephen Products LLC, Initial Term B Loan, 4.0% (LIBOR + 325 bps), 10/30/27	$502,500
	Total Home Furnishings	$502,500
	Hotel, Gaming & Leisure - 3.4%
823,098	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.871% (LIBOR + 175 bps), 11/19/26	$818,571
684,930	Boyd Gaming Corp., Refinancing Term B Loan, 2.342% (LIBOR + 225 bps), 9/15/23	683,693
1,488,491	Caesars Resort Collection LLC, Term B Loan, 2.871% (LIBOR + 275 bps), 12/23/24	1,473,353
997,500	Caesars Resort Collection LLC, Term B-1 Loan, 4.621% (LIBOR + 450 bps), 7/21/25	999,103
568,904	Flutter Entertainment Plc, USD Term Loan, 3.754% (LIBOR + 350 bps), 7/10/25	571,525
1,983,214	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial B Term Loan, 3.25% (LIBOR + 250 bps), 10/4/23	1,948,508
1,179,090	Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1.871% (LIBOR + 175 bps), 8/29/25	1,172,089
1,308,306	Penn National Gaming, Inc., Term B-1 Facility Loan, 3.0% (LIBOR + 225 bps), 10/15/25	1,305,943
1,398,649	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	1,423,999
101,351	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	103,188
	Total Hotel, Gaming & Leisure	$10,499,972
	Insurance - 2.8%
447,750	AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 5.0% (LIBOR + 400 bps), 12/3/26	$450,269
1,826,682	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 3.121% (LIBOR + 300 bps), 11/3/24	1,822,442
1,540,265	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	1,524,862
1,379,704	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	1,345,212
727,019	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 275 bps), 6/7/23	727,473
748,125	Navicure, Inc., First Lien 2020 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 10/22/26	751,866
985,000	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 4.121% (LIBOR + 400 bps), 9/3/26	989,105
848,480	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.254% (LIBOR + 300 bps), 5/16/24	843,707
	Total Insurance	$8,454,936
	Leasing - 1.3%
1,254,600	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$1,250,286
812,687	Fly Funding II S.a.r.l., Replacement Term Loan, 2.0% (LIBOR + 175 bps), 8/11/25	782,042
592,500	Fly Funding II S.a.r.l., Term Loan B, 7.0% (LIBOR + 600 bps), 10/8/25	593,241
1,512,238	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.986% (LIBOR + 375 bps), 9/11/23	1,513,497
	Total Leasing	$4,139,066
	Leisure & Entertainment - 0.9%
1,000,000(b)	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4/22/26	$837,222
1,487,659	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	1,341,062
500,000	Sabre GLBL, Inc., 2020 Other Term B Loan, 4.75% (LIBOR + 400 bps), 12/17/27	505,937
	Total Leisure & Entertainment	$2,684,221
	Machinery - 2.3%
731,590	Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23	$732,962
1,702,857	CTC AcquiCo GmbH, Facility B2, 2.871% (LIBOR + 275 bps), 3/7/25	1,663,833
2,227,498	MHI Holdings LLC, Initial Term Loan, 5.121% (LIBOR + 500 bps), 9/21/26	2,242,812
62,609	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	62,583
347,836	Terex Corp., Incremental US Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	347,944
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 2.621% (LIBOR + 250 bps), 10/23/25	1,864,005
	Total Machinery	$6,914,139
	Media - 2.1%
2,974,645	Altice France SA, USD TLB-13 Incremental Term Loan, 4.127% (LIBOR + 400 bps), 8/14/26	$2,981,618
2,576,327	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 2.377% (LIBOR + 225 bps), 1/15/26	2,568,276
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 2.627% (LIBOR + 250 bps), 4/30/28	1,011,828
	Total Media	$6,561,722
	Metals & Mining - 1.3%
994,820	Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$999,173
2,203,613	Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	2,200,858
743,548	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	745,175
	Total Metals & Mining	$3,945,206
	Oil & Gas - 2.3%
1,960,000	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.371% (LIBOR + 325 bps), 9/29/25	$1,957,550
2,514	Delek US Holdings, Inc., Initial Term Loan, 2.371% (LIBOR + 225 bps), 3/31/25	2,468
1,344,063	NorthRiver Midstream Finance LP, Initial Term B Loan, 3.488% (LIBOR + 325 bps), 10/1/25	1,343,895
423,349	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 5/13/22	95,253
3,713,817	Traverse Midstream Partners LLC, Advance Term Loan, 6.5% (LIBOR + 550 bps), 9/27/24	3,658,110
	Total Oil & Gas	$7,057,276
Principal Amount USD ($)		Value
	Personal and Non Durable Consumer Products (Mfg. Only) - 0.6%
850,000(b)	Kronos Acquisition Holdings, 12/17/26	$856,375
850,000(b)	Kronos Acquisition Holdings, Inc., Cov-Lite TLB, 12/22/26	850,425
	Total Personal and Non Durable Consumer Products (Mfg. Only)	$1,706,800
	Personal, Food & Miscellaneous Services - 2.1%
967,564	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), 2020 Replacement Term B Loan, 3.75% (LIBOR + 275 bps), 2/5/25	$968,017
2,722,500	Option Care Health, Inc., Term B Loan, 3.871% (LIBOR + 375 bps), 8/6/26	2,737,814
2,800,479	Parfums Holding Co., Inc., First Lien Initial Term Loan, 4.233% (LIBOR + 400 bps), 6/30/24	2,809,813
	Total Personal, Food & Miscellaneous Services	$6,515,644
	Personal, Food and Miscellaneous Services - 0.1%
300,000	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), Fourth Amendment Incremental Term Loan, 4.25% (LIBOR + 325 bps), 12/15/27	$302,000
	Total Personal, Food and Miscellaneous Services	$302,000
	Printing & Publishing - 0.7%
1,240,625	Nielsen Finance LLC, Dollar Term B-5 Loan, 4.75% (LIBOR + 375 bps), 6/4/25	$1,252,644
753,303	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	752,361
	Total Printing & Publishing	$2,005,005
	Professional & Business Services - 4.5%
541,993	Alion Science & Technology Corp., First Lien Replacement Term Loan, 6.0% (PRIME + 275 bps), 7/23/24	$545,154
1,400,000	Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	1,408,750
990,000	APi Group DE, Inc., Initial Term Loan, 2.621% (LIBOR + 250 bps), 10/1/26	994,331
992,424	athenahealth, Inc., First Lien Term B Loan, 4.633% (LIBOR + 450 bps), 2/11/26	996,973
1,000,000	Avantor Funding, Inc., Incremental B-4 Dollar Term Loan, 3.5% (LIBOR + 250 bps), 11/8/27	1,007,292
1,979,962	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.711% (LIBOR + 350 bps), 8/21/26	1,932,113
974,108	Elanco Animal Health, Inc., Term Loan, 1.894% (LIBOR + 175 bps), 8/1/27	973,093
333,333(b)	First Advantage Holdings LLC, First Lien Term B-1 Loan, 1/31/27	333,021
208,333	PPD, Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 1/13/28	209,391
1,259,716	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 3.371% (LIBOR + 325 bps), 5/1/25	1,260,372
249,375(b)	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien New Term Loan, 5/1/25	251,869
961,727	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 4.371% (LIBOR + 425 bps), 6/15/25	957,821
373,125	STG-Fairway Holdings LLC, First Lien Term Facility, 3.371% (LIBOR + 325 bps), 1/31/27	373,591
615,000	Tosca Services LLC, First Lien Term Loan, 5.25% (LIBOR + 425 bps), 8/18/27	618,844
1,794,589	Verscend Holding Corp., Term B Loan, 4.621% (LIBOR + 450 bps), 8/27/25	1,799,075
	Total Professional & Business Services	$13,661,690
	Retail - 3.8%
2,188,010	Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR + 500 bps), 9/25/24	$2,194,261
500,000(b)	CBI Buyer, Inc., Term Loan, 1/6/28	500,000
1,856,250	Dealer Tire LLC, Term B-1 Loan, 4.371% (LIBOR + 425 bps), 12/12/25	1,853,930
798,000	Harbor Freight Tools USA, Inc., Initial Term Loan, 4.0% (LIBOR + 325 bps), 10/19/27	800,138
500,000	Mattress Firm, Inc., Term Loan, 6.25% (LIBOR + 525 bps), 11/26/27	505,625
1,630,690	Michaels Stores, Inc., 2020 Refinancing Term B Loan, 4.25% (LIBOR + 350 bps), 10/1/27	1,633,136
1,150,000(b)	PetSmart, Inc., 1/29/28	1,150,000
848,348	PetSmart, Inc., Amended Term Loan, 4.5% (LIBOR + 350 bps), 3/11/22	849,277
591,045	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	594,000
5,597	Service Logic Acquisition, Inc., First Lien Delayed Draw Term Loan, 2.097% (LIBOR + 400 bps), 10/29/27	5,625
689,500	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.714% (LIBOR + 450 bps), 9/12/24	683,812
500,000	TruGreen, Ltd. Partnership, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	503,125
500,000(b)	United Natural Foods, Inc., Initial Term Loan (LIBOR + 425 bps), 10/22/25	501,562
	Total Retail	$11,774,491
	Services: Consumer - 0.9%
2,612,518	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2021 Refinancing Term B-1 Loan, 3.5% (LIBOR + 275 bps), 9/23/26	$2,617,417
	Total Services: Consumer	$2,617,417
	Telecommunications - 3.6%
2,273,269	CenturyLink, Inc., Term B Loan, 2.371% (LIBOR + 225 bps), 3/15/27	$2,269,163
1,732,456	Commscope, Inc., Initial Term Loan, 3.371% (LIBOR + 325 bps), 4/6/26	1,733,075
698,250	Consolidated Communications, Inc., Initial Term Loan, 5.75% (LIBOR + 475 bps), 10/2/27	705,312
1,973,981	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.871% (LIBOR + 175 bps), 3/1/27	1,965,874
1,045,876	Virgin Media Bristol LLC, N Facility, 2.627% (LIBOR + 250 bps), 1/31/28	1,043,424
350,000(b)	Virgin Media Bristol LLC, Term Loan Q, 1/31/29	350,787
696,495	Windstream Services II LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	687,354
2,318,724	Xplornet Communications, Inc., Initial Term Loan, 4.871% (LIBOR + 475 bps), 6/10/27	2,344,810
	Total Telecommunications	$11,099,799
	Textile & Apparel - 0.9%
1,465,822	Adient US LLC, Initial Term Loan, 4.394% (LIBOR + 425 bps), 5/6/24	$1,462,157
900,000	Ahead DB Holdings LLC, First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 10/18/27	907,875
300,000	Canada Goose, Inc., 2020 Refinancing Term Loan, 5.0% (LIBOR + 425 bps), 10/7/27	303,000
	Total Textile & Apparel	$2,673,032
Principal Amount USD ($)		Value
	Transportation - 0.7%
1,470,000	Envision Healthcare Corp., Initial Term Loan, 3.871% (LIBOR + 375 bps), 10/10/25	$1,264,935
496,250	Genesee & Wyoming, Inc., Initial Term Loan, 2.254% (LIBOR + 200 bps), 12/30/26	496,737
547,234	Syncreon Group BV, Second Out Term Loan, 7.0% (LIBOR + 600 bps), 4/1/25	540,394
	Total Transportation	$2,302,066
	Utilities - 2.6%
702,628	Calpine Construction Finance Co., LP, Term B Loan, 2.121% (LIBOR + 200 bps), 1/15/25	$701,093
772,456	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	770,847
2,519,890	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	2,412,343
485,376	Edgewater Generation LLC, Term Loan, 3.871% (LIBOR + 375 bps), 12/13/25	484,238
1,000,000	Exgen Renewables IV LLC, Term Loan, 3.75% (LIBOR + 275 bps), 12/15/27	1,007,031
796,000	Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	804,623
995,000	PG&E Corp., Term Loan, 6.75% (PRIME + 350 bps), 6/23/25	1,006,401
929,771	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 1.872% (LIBOR + 175 bps), 12/31/25	931,515
	Total Utilities	$8,118,091
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $268,326,585)	$269,247,993
Shares
	COMMON STOCKS - 0.2% of Net Assets
	Energy Equipment & Services - 0.2%
28,836(c)	FTS International, Inc.	$486,175
	Total Energy Equipment & Services	$486,175
	Specialty Retail - 0.0%†
54,675^(c)	Targus Cayman SubCo., Ltd.	$72,171
	Total Specialty Retail	$72,171
	TOTAL COMMON STOCKS
	(Cost $1,009,887)	$558,346
Principal Amount USD ($)
	ASSET BACKED SECURITY - 0.3% of Net Assets
875,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 4.191% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	$849,850
	TOTAL ASSET BACKED SECURITY
	(Cost $875,000)	$849,850
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4% of Net Assets
422,939(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.374% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	$416,002
500,000(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 9.144% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	508,307
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.126% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	419,215
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,573,682)	$1,343,524
	CORPORATE BONDS - 4.3% of Net Assets
	Banks - 0.3%
1,000,000(d)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$1,022,500
	Total Banks	$1,022,500
	Chemicals - 0.3%
500,000	Olin Corp., 5.625%, 8/1/29	$535,625
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	387,280
	Total Chemicals	$922,905
	Commercial Services - 0.5%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$545,000
1,000,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,065,000
	Total Commercial Services	$1,610,000
	Diversified Financial Services - 0.4%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$735,000
440,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	454,300
	Total Diversified Financial Services	$1,189,300
	Entertainment - 0.2%
520,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	$520,457
	Total Entertainment	$520,457
	Environmental Control - 0.3%
925,000	Covanta Holding Corp., 5.0%, 9/1/30	$971,250
	Total Environmental Control	$971,250
	Healthcare-Services - 0.1%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$151,605
	Total Healthcare-Services	$151,605
	Housewares - 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$75,075
	Total Housewares	$75,075
Principal Amount USD ($)		Value
	Iron & Steel - 0.2%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$683,381
	Total Iron & Steel	$683,381
	Lodging - 0.3%
1,000,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	$980,000
	Total Lodging	$980,000
	Mining - 0.1%
390,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	$413,400
	Total Mining	$413,400
	Oil & Gas - 0.3%
1,000,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	$1,036,200
	Total Oil & Gas	$1,036,200
	Pharmaceuticals - 0.4%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/24	$1,053,150
	Total Pharmaceuticals	$1,053,150
	REITs - 0.3%
750,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$808,129
	Total REITs	$808,129
	Retail - 0.2%
205,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	$210,637
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	232,426
95,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	106,875
	Total Retail	$549,938
	Transportation - 0.4%
1,343,928(a)	Golar LNG Partners LP, 8.321% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)	$1,323,769
	Total Transportation	$1,323,769
	TOTAL CORPORATE BONDS
	(Cost $13,046,569)	$13,311,059
	INSURANCE-LINKED SECURITIES - 0.6% of Net Assets#
	Event Linked Bonds - 0.1%
	Windstorm - U.S. Regional - 0.1%
250,000(a)	Matterhorn Re, 7.048% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$255,600
	Total Event Linked Bonds	$255,600
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
12,000+(f)	Limestone Re 2016-1, 8/31/21	$600
300,000+(c)(f)	Resilience Re, 4/6/21	30
		$630
	Windstorm - Florida - 0.0%†
300,000+(c)(f)	Formby Re 2018, 2/28/22	$53,075
	Total Collateralized Reinsurance	$53,705
	Reinsurance Sidecars - 0.5%
	Multiperil - U.S. - 0.0%†
600,000+(c)(f)	Carnoustie Re 2017, 11/30/21	$79,080
400,000+(c)(g)	Harambee Re 2018, 12/31/21	7,440
400,000+(g)	Harambee Re 2019, 12/31/22	3,680
		$90,200
	Multiperil - Worldwide - 0.5%
4,860+(g)	Alturas Re 2019-2, 3/10/22	$22,568
395,000+(g)	Alturas Re 2020-2, 3/10/23	422,847
250,000+(c)(f)	Bantry Re 2016, 3/31/21	20,150
1,635,886+(c)(f)	Berwick Re 2018-1, 12/31/21	199,087
739,764+(c)(f)	Berwick Re 2019-1, 12/31/22	88,402
30,000+(f)	Eden Re II, 3/22/22 (144A)	20,656
5,700+(f)	Eden Re II, 3/22/23 (144A)	22,206
50,000+(c)(f)	Eden Re II, 3/22/24 (144A)	113,400
350,000+(c)(f)	Gleneagles Re 2016, 11/30/21	10,920
700,000+(c)(g)	Lorenz Re 2018, 7/1/21	8,330
400,000+(c)(f)	Merion Re 2018-2, 12/31/21	66,200
600,000+(c)(f)	Pangaea Re 2018-1, 12/31/21	12,633
600,000+(c)(f)	Pangaea Re 2018-3, 7/1/22	12,446
491,548+(c)(f)	Pangaea Re 2019-1, 2/1/23	10,243
441,188+(c)(f)	Pangaea Re 2019-3, 7/1/23	15,870
486,388+(c)(f)	Pangaea Re 2020-1, 2/1/24	56,080
150,000+(c)(f)	Sector Re V, 12/1/23 (144A)	45,511
10,000+(c)(f)	Sector Re V, 12/1/24 (144A)	25,064
600,000+(c)(f)	St. Andrews Re 2017-1, 2/1/21	40,680
695,194+(c)(f)	St. Andrews Re 2017-4, 6/1/21	68,407
253,645+(c)(f)	Woburn Re 2018, 12/31/21	23,370
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
74,914+(c)(f)	Woburn Re 2019, 12/31/22	$25,224
		$1,330,294
	Total Reinsurance Sidecars	$1,420,494
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $2,023,388)	$1,729,799
Principal Amount USD ($)
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 93.7%
	(Cost $286,855,111)	$287,040,571
	OTHER ASSETS AND LIABILITIES - 6.3%	$19,346,188
	NET ASSETS - 100.0%	$306,386,759

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $11,277,901, or 3.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2021.
(b)	This term loan will settle after January 31, 2021, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 4,860	$ 22,568
Alturas Re 2020-2	1/1/2020	395,000	422,847
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	311,660	199,087
Berwick Re 2019-1	12/31/2018	88,396	88,402
Carnoustie Re 2017	1/5/2017	142,655	79,080
Eden Re II	12/23/2019	50,000	113,400
Eden Re II	1/22/2019	668	22,206
Eden Re II	12/15/2017	1,793	20,656
Formby Re 2018	7/9/2018	44,415	53,075
Gleneagles Re 2016	1/14/2016	–	10,920
Harambee Re 2018	12/19/2017	31,219	7,440
Harambee Re 2019	12/20/2018	–	3,680
Limestone Re 2016-1	12/15/2016	990	600
Lorenz Re 2018	6/26/2018	160,964	8,330
Matterhorn Re	4/30/2020	250,000	255,600
Merion Re 2018-2	12/28/2017	16,461	66,200
Pangaea Re 2018-1	12/26/2017	85,805	12,633
Pangaea Re 2018-3	5/31/2018	144,517	12,446
Pangaea Re 2019-1	1/9/2019	5,160	10,243
Pangaea Re 2019-3	7/25/2019	13,236	15,870
Pangaea Re 2020-1	1/21/2020	4,699	56,080
Resilience Re	4/13/2017	980	30
Sector Re V	12/4/2018	81,971	45,511
Sector Re V	1/1/2020	10,000	25,064
St. Andrews Re 2017-1	1/5/2017	40,649	40,680
St. Andrews Re 2017-4	3/31/2017	–	68,407
Woburn Re 2018	3/20/2018	94,515	23,370
Woburn Re 2019	2/14/2019	22,625	25,224
Total Restricted Securities			$1,729,799
% of Net assets			0.6%

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Paid)	Unrealized Appreciation	Market Value
4,600,000	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$ (8,306)	$ 412,112	$ 403,806
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (8,306)	$ 412,112	$ 403,806
TOTAL SWAP CONTRACT					$ (8,306)	$ 412,112	$ 403,806

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$269,247,993	$–	$269,247,993
Common Stocks
Specialty Retail	–	–	72,171	72,171
All Other Common Stock	486,175	–	–	486,175
Asset Backed Security	–	849,850	–	849,850
Commercial Mortgage-Backed Securities	–	1,343,524	–	1,343,524
Corporate Bonds	–	13,311,059	–	13,311,059
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	630	630
Windstorm - Florida	–	–	53,075	53,075
Reinsurance Sidecars
Multiperil - U.S.	–	–	90,200	90,200
Multiperil - Worldwide	–	–	1,330,294	1,330,294
All Other Insurance-Linked Security	–	255,600	–	255,600
Total Investments in Securities	$486,175	$285,008,026	$1,546,370	$287,040,571
Other Financial Instruments
Swap contracts, at value	$–	$403,806	$–	$403,806
Total Other Financial Instruments	$–	$403,806	$–	$403,806

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/20	$72,171	$2,915,717	$2,987,888
Realized gain (loss)	--	--	--
Change in unrealized appreciation (depreciation)	--	(4,108)	(4,108)
Accrued discounts/premiums	--	--	--
Purchases	--	--	--
Sales	--	(1,437,410)	(1,437,410)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 1/31/21	$72,171	$1,474,199	$1,546,370

*	Transfers are calculated on the beginning of period value. For the three months ended January 31, 2021, there were no transfers in and out of level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $(4,108).